Equity - Reserves (Details) - Schedule of Reserve During the Current and Previous Financial Year - 6 months ended Jun. 30, 2023	AUD ($)	USD ($)
Equity - Reserves (Details) - Schedule of Reserve During the Current and Previous Financial Year [Line Items]
Beginning balance	$ (840,137)	$ (556,750)
Foreign currency translation	(976,333)	(647,007)
Re-measurement of defined benefits plans	3,421	2,267
Ending balance	(1,813,049)	$ (1,201,490)
Re-measurement reserve [Member]
Equity - Reserves (Details) - Schedule of Reserve During the Current and Previous Financial Year [Line Items]
Beginning balance	(142,432)
Foreign currency translation
Re-measurement of defined benefits plans	3,421
Ending balance	(139,011)
Foreign currency reserve [Member]
Equity - Reserves (Details) - Schedule of Reserve During the Current and Previous Financial Year [Line Items]
Beginning balance	(697,705)
Foreign currency translation	(976,333)
Re-measurement of defined benefits plans
Ending balance	$ (1,674,038)